INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 6:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2012, the Company owned 25.61% of Mailvision's outstanding share capital. The Company had an investment in equity in the amount of $1,655, convertible and non-convertible loans in the principal amount of $398, and accumulated net loss in the amount of $969. In April 2013, the Company entered into an asset purchase agreement with Mailvision, pursuant to which in May 2013, the Company acquired certain assets and assumed certain liabilities of Mailvision (See also Note 3). As of December 31, 2013 and 2014, the Company owned 29.6% of the outstanding share capital of Mailvision which has no operations, assets or liabilities.

Operation transactions with Mailvision were as follows:

	Year ended December 31,
	2012	2013	2014

Amounts charged - cost of revenues	$1,414	$432	-